Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail: Text Values)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Total assets held for sale	€ 105,000,000	€ 2,679,000,000
Liabilities included in disposal groups	82,000,000	1,242,000,000
Unrealized net gains or losses relating to non-current assets and disposal groups classified as held for sale recognized directly in accumulated other comprehensive income (loss)	0	€ 0
Sale of Portuguese Private & Commercial Clients business [Abstract]
Transferred assets under management	3,000,000,000
Transferred deposits	1,000,000,000
Transferred loans	€ 3,000,000,000
Transferred FTE	330